NOTES PAYABLE (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Beginning balance loans		$ 5,017,987	$ 18,226,062
Proceeds		1,082,231	492,336
Payments		(1,597,894)	(12,541,343)
Conversion of debt			(1,190,000)
Recapitalized upon debt modification			(1,084,735)
Accretion of debt and debt discount			1,079,844
Foreign currency translation		92,660	35,823
Subtotal		4,606,227	5,017,987
Notes payable - long-term	$ (2,645,623)	(3,035,341)	(2,859,570)
Notes payable - short-term	1,622,349	1,570,886	2,158,417
Oher additions		317,880
Notes payable- short -term		1,570,886	2,158,417
Debt forgiveness		(306,637)	(306,637)
Trade Facility [Member]
Beginning balance loans	1,908,195	3,305,532	6,207,010
Proceeds	0
Payments	(334,350)	(1,155,310)	(2,795,786)
Recapitalized upon debt modification			(221,060)
Accretion of debt and debt discount			216,182
Foreign currency translation	14,318	64,610	(100,814)
Subtotal	1,588,163	1,908,195	3,305,532
Notes payable - long-term	(1,086,638)	(1,327,440)	(1,604,700)
Notes payable- short -term	501,525	580,755	1,700,832
Debt forgiveness		(306,637)
COVID Loans
Beginning balance loans	186,884	207,377	641,291
Proceeds	0
Reclassification of Line of Credit			(407,174)
Payments	(19,073)	(27,027)	(10,029)
Foreign currency translation	3,691	6,534	(16,711)
Subtotal	171,502	186,884	207,377
Notes payable - long-term	(142,183)	(158,133)	(178,172)
Notes payable - short-term	29,319	28,751	29,205
Loan Facility [Member]
Beginning balance loans	4,606,227	5,017,987	1,299,784
Proceeds	445,800	1,082,231
Payments	(834,677)	(1,597,894)	(240,705)
Conversion of debt		(306,637)	(1,190,000)
Recapitalized upon debt modification		317,880	(81,923)
Accretion of debt and debt discount			81,910
Foreign currency translation	50,622	92,660	130,934
Subtotal	4,267,972	4,606,227
Notes payable - long-term	(2,645,623)	(3,035,341)
Notes payable - short-term	1,622,349	1,570,886
Third Party [Member]
Beginning balance loans	2,511,148	1,505,078	10,077,977
Proceeds	445,800	1,082,231	492,336
Reclassification of Line of Credit			407,174
Payments	(481,254)	(415,557)	(9,494,823)
Recapitalized upon debt modification			(781,752)
Accretion of debt and debt discount			781,752
Foreign currency translation	32,613	21,516	22,414
Subtotal	2,508,307	2,511,148	1,505,078
Notes payable - long-term	(1,416,802)	(1,549,768)	(1,076,698)
Notes payable - short-term	$ 1,091,505	961,380	$ 428,380
Oher additions		$ 317,880